Non-controlling interest	12 Months Ended
Dec. 31, 2021
Non-controlling interest
Non-controlling interest
14	Non-controlling interest

Set out below is the summarized financial information of our subsidiary Corona which has a material non-controlling interest (note 2(b)). The information below is before intercompany eliminations and after fair value adjustments on acquisition of the entity.

Summarized statements of financial position

	December 31,	December 31,
	2021	2020
	$	$
Current
Assets	97,988	118,045
Liabilities	(38,845)	(26,890)
Total current net assets	59,143	91,155

Non-current
Assets	178,610	170,277
Liabilities	(42,558)	(45,145)
Total non-current net assets	136,052	125,132
Net assets	195,195	216,287

Summarized income statement

	For the twelve months ended December 31,
	2021	2020
	$	$
Revenue	180,598	146,941
Income before income tax	54,957	39,809
Income tax expense	(26,048)	(17,934)
Total income	28,909	21,875
Total income attributable to non-controlling interests	5,255	3,972

Summarized cash flows

	For the twelve months ended December 31,
	2021	2020
	$	$
Cash flows from operating activities
Cash generated from operating activities	83,471	64,797
Net changes in non cash working capital items	1,752	(2,992)
Decomissioning liabilities settled	(730)	(405)
Income taxes paid	(23,760)	(12,824)
Net cash generated from operating activities	60,733	48,576
Net cash used in investing activities	(37,903)	(19,205)
Net cash used in financing activities (1)	(54,956)	705
Effect of foreign exchange rate changes on cash and cash equivalents	(31)	(53)
(Decrease) increase in cash and cash equivalents	(32,157)	30,023
Cash and cash equivalents, beginning of period	65,027	35,004
Cash and cash equivalents, end of period	32,870	65,027

(1)	includes dividends of $9,080 paid to non-controlling interests